Class A Common Stock Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption
Schedule of reconciliation of Class A common stock reflected in the unaudited condensed balance sheets

Gross proceeds	$425,000,000
Less:
Proceeds allocated to Public Warrants	(14,026,667)
Class A common stock issuance costs	(23,229,523)
Plus:
Accretion of carrying value to redemption value	37,256,190
Class A common stock subject to possible redemption at December 31, 2021	425,000,000
Waiver of Class A shares issuance costs	4,312,237
Accretion of carrying value to redemption value	434,956
Class A common stock subject to possible redemption at December 31, 2022	$429,747,193